UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     November 09, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     1109950


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-4490                       Vontobel Asset Management, Inc.

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
American Express Co.           COM              025816109    37940   737267 SH        SOLE                  737267
American Intl Group Inc.       COM              026874107    46290   899586 SH        SOLE                  899586
Banco Latinoamericano          CL E             P16994132     3510   228400 SH        SOLE                  228400
Banco Santander Chile New      SP ADR REP COM   05965X109     2525    90400 SH        SOLE                   90400
Berkshire Hathaway Inc. Del    CL A             084670108   110045     1270 SH        SOLE                    1270
Berkshire Hathaway Inc. Del    CL B             084670207    21595     7522 SH        SOLE                    7522
British American Tobacco PLC   SPONSORED ADR    110448107      485    16600 SH        SOLE                   16600
Chubb Corp                     COM              171232101    49780   708327 SH        SOLE                  708327
Cincinnati Finl Corp.          COM              172062101    62920  1526500 SH        SOLE                 1526500
Diageo PLC                     Spon ADR New     25243Q205    12730   252382 SH        SOLE                  199810
Federal Home Loan Mortgage     COM              313400301   105925  1623617 SH        SOLE                 1623617
Federal National Mortgage Ass. COM              313586109    96310  1519105 SH        SOLE                 1519105
Fifth Third Bancorp            COM              316773100    68775  1397286 SH        SOLE                 1397286
General Mills Inc.             COM              370334104    15500   345179 SH        SOLE                  345179
Golden West Finl Corp. Del     COM              381317106    37470   337715 SH        SOLE                  337715
Harley Davidson Inc.           COM              412822108    26275   442060 SH        SOLE                  442060
HCA Inc.                       COM              404119109    37740   989318 SH        SOLE                  989318
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101     8885   261700 SH        SOLE                  261700
Health Management Associates   New COM          421933102    40050  1960220 SH        SOLE                 1960220
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      475    10800 SH        SOLE                   10800
Ishares Trust                  1-3 YR TRS BD    464287457      495     6010 SH        SOLE                    6010
Ishares Trust                  S&P GLB100INDX   464287572      190     3400 SH        SOLE                    3400
Liz Claiborne Inc              COM              539320101    16675   442085 SH        SOLE                  442085
Markel Corp                    COM              570535104    36800   119322 SH        SOLE                  119332
Matav-Cable Sys Media LTD.     Spons ADR        576561104      245    12050 SH        SOLE                   12050
Millea Holdings Inc            ADR              60032R106      630     9790 SH        SOLE                    9790
Mohawk Industries Inc.         COM              608190104    33635   423653 SH        SOLE                  423653
Old Republic International     COM              680223104    17420   696000 SH        SOLE                  696000
Safeway Inc.                   COM NEW          786514208    12415   642777 SH        SOLE                  642777
Saga Communications            CL. A            786598102     3710   218792 SH        SOLE                  218792
SPDR TR                        UNIT SER 1       78462F103      130     1155 SH        SOLE                    1155
State Street Corp.             COM              857477103    33840   792278 SH        SOLE                  792278
Tesco Corp                     COM              88157K101      535    34134 SH        SOLE                   34134
Tiffany & Co. New              COM              886547108    21015   683677 SH        SOLE                  683677
TJX Companies Inc.             COM              872539101    51370  2330656 SH        SOLE                 2330656
Universal Health Services Inc  CL. B            913903100    37430   860504 SH        SOLE                  860504
Watts Industries Inc.          CL. A            942749102    17330   645463 SH        SOLE                  645463
Wells Fargo & Co. Del.         COM              949740104    40860   685266 SH        SOLE                  685266